Shareholder Fees - Class A C I P R R6 T and W Shares - Voya High Yield Bond Fund	Class A Maximum sales charge (load) as a % of offering price imposed on purchases	Class A Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less		Class C Maximum sales charge (load) as a % of offering price imposed on purchases	Class C Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	Class I Maximum sales charge (load) as a % of offering price imposed on purchases	Class I Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	Class P Maximum sales charge (load) as a % of offering price imposed on purchases	Class P Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	Class R Maximum sales charge (load) as a % of offering price imposed on purchases	Class R Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	Class R6 Maximum sales charge (load) as a % of offering price imposed on purchases	Class R6 Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	Class T Maximum sales charge (load) as a % of offering price imposed on purchases	Class T Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	Class W Maximum sales charge (load) as a % of offering price imposed on purchases	Class W Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
Total	2.50%	none	[1]	none	1.00%	none	none	none	none	none	none	none	none	2.50%	none	none	none

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.